Leases, Commitments and Contingencies - Other Contractual Obligations, Contingencies and Letters of Credit (Details) $ in Millions	Nov. 06, 2020 item	Oct. 21, 2019 claim	Jun. 14, 2019 patent	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Mass Arbitration Demands Filed by One Law Firm
Other Commitments [Line Items]
Number of mass arbitrations filed against the company | claim		1,000
Number of individuals filed against the company | item	999
Interactive Games LLC | Daily Fantasy Sports
Other Commitments [Line Items]
Number of patents allegedly infringed | patent			2
Interactive Games LLC | Sportsbook product
Other Commitments [Line Items]
Number of patents allegedly infringed | patent			2
Media Purchase Agreement
Other Commitments [Line Items]
Contractual Obligation | $				$ 437.0
Pacific Western Bank | Letter of Credit [Member]
Other Commitments [Line Items]
Letters of credit | $				$ 4.2	$ 4.5